Note 2 - Significant Accounting Policies (Details) - Liability for Manufacturing Warranty - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Product Warranty Liability [Line Items]
Beginning accrued warranty balance	$ 938,466	$ 1,312,918	$ 1,372,342
Reduction for labor payments and claims made under the warranty	(107,669)	(75,966)	(79,134)
Adjustment to warranty liability for discontinued operations		(324,349)
Accruals related to warranties issued during the period	23,283	25,863	19,710
Ending accrued warranty balance	$ 854,080	938,466	$ 1,312,918
Discontinued Operations [Member]
Product Warranty Liability [Line Items]
Adjustment to warranty liability for discontinued operations		$ (324,349)